                            Dated: February 27, 1997

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1. Name and address of issuer:

                              The Gateway Trust
                              400 TechneCenter Drive, Suite 220
                              Milford, Ohio 45150

2. Name of each series or class of funds for which this notice is filed:

                              The Gateway Index Plus Fund
                              The Gateway Small Cap Index Fund
                              The Gateway Mid Cap Index Fund
                              The Cincinnati Fund

3. Investment Company Act File Number:       811-02773

   Securities Act File Number:               2-59895

4. Last day of the fiscal year for which this notice is filed:

                              December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                       [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                                 N/A

7. Number or amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                              8,017,357 SHARES

8. Number or amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                              231,500 SHARES

9. Number and aggregate sale price of securities sold during the fiscal year:

                              4,716,703  SHARES
                              $80,603,293

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                              4,429,038  SHARES
                              $75,744,080

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                  N/A

12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal
         year in reliance on rule 24f-2 (from Item 10):            $ 75,744,080
                                                                   ------------

     (ii) Aggregate price of shares issued in connection with
          dividend reinvestment plans (from Item 11, if
          applicable):                                               + ----
                                                                   ------------

    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):                  - 75,744,080
                                                                   ------------

     (iv) Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing fees
          pursuant to rule 24e-2 (if applicable):                  +          0
                                                                   ------------

     (v)  Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i),
          plus line (ii), less line (iii), plus line (iv)] if
          applicable):                                                       0
                                                                   ------------

     (vi) Multiplier prescribed by Section 6(b) of the Securities
          Act of 1933 or other applicable law or regulation (see
          Instruction C.6):                                        x     1/3300
                                                                   ------------

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:             0
                                                                   ------------


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

                                                                   [   ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:




                                  SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and title)*   /s/  J. PATRICK ROGERS
                              ------------------------------------
                              J. Patrick Rogers, President
                              ------------------------------------

Date February 28, 1997
----------------------